Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
15.	INCOME TAXES
Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.
British Virgin Islands
Under the current laws of the British Virgin Islands, entities incorporated in the British Virgin Islands are not subject to tax on their income or capital gains.
Hong Kong
Under the Hong Kong tax laws, the Company’s subsidiary in Hong Kong is subject to Hong Kong’s two-tiered profits tax regime, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and

16.5
% for any assessable profits in excess of HK$2 million. Additionally, the Company’s subsidiary in Hong Kong may be exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.
PRC

The Company’s subsidiaries in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax
L
aw (the “EIT Law”), which was effective since January 1, 2008.
Pursuant to Caishui [2019] No. 13, qualified Small-Scale Enterprises with minimal profits (“SSE”) are eligible for a reduced enterprise income tax (“EIT”) rate of 20%, a 75% reduction of the first RMB1 million taxable income and a 50% reduction of taxable income exceeding RMB1 million but less than RMB3 million from January 1, 2019 to December 31, 2021. Additionally, qualified SSEs are eligible for a further 12.5% reduction of the first RMB1 million taxable income from rom January 1, 2021 to December 31, 2022. The Company’s PRC subsidiaries are generally subject to statutory income tax rate of 25% except for certain PRC subsidiaries that are taxed at preferential tax rate of 20% as qualified as SSE.
The EIT
L
aw also imposes a withholding income tax of 10% on dividends distributed by a foreign invested enterprise (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident
enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement.
The current and deferred components of income tax expenses appearing in the consolidated statements of comprehensive loss are as follows:

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
	(in thousands)
Current tax	—	—	9,373	1,471
Deferred tax	—	—	—	—

Total	—	—	9,373	1,471

The Group’s loss before income taxes by jurisdiction consisted of:

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
	(in thousands)
Non-PRC	(114,137)	(178,916)	20,929	3,284
PRC	(1,759,246)	(2,997,998)	(6,440,615)	(1,010,673)

Tota l	(1,873,383)	(3,176,914)	(6,419,686)	(1,007,389)

The reconciliations of the income tax expenses for the years ended December 31, 2019, 2020 and 2021 were as follows:

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
	(in thousands)
Loss before income tax expense	(1,873,383)	(3,176,914)	(6,419,686)	(1,007,389)
PRC statutory tax rate	25%	25%	25%	25%
Income tax benefit computed at the statutory income tax rate	(468,346)	(794,228)	(1,604,922)	(251,847)
Non-deductible expenses	17,455	6,368	(8,320)	(1,306)
Transfer pricing adjustment	—	—	102,468	16,079
Non-taxable income	—	(126)	(1,561)	(245)
Research and development super-deduction	(5,831)	(55,306)	64,806	10,170
Statutory income/(expense)	80,846	7,298	(5,244)	(823)
Effect of preferential tax	137,154	22,992	5,022	788
Changes in valuation allowances	353,871	784,611	1,465,818	230,019
Impact of changes in tax rate on deferred tax	(143,683)	(16,464)	(5,023)	(788)
Effect of income tax rate difference in other jurisdictions	28,534	44,855	(3,671)	(576)

Income tax expenses	—	—	9,373	1,471

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2020 and 2021 are as follows:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(in thousands)
Deferred tax assets:
Operating lease liabilities	366,618	553,397	86,840
Accrued expenses and other current liabilities	6,139	4,134	649
Government subsidies	—	15,000	2,354
Tax losses carried forward	1,235,164	2,700,304	423,736
Less: valuation allowances *	(1,253,620)	(2,719,438)	(426,739)

Total deferred tax assets, net.	354,301	553,397	86,840

Deferred tax liabilities:
Operating lease right-of-use assets	(354,301)	(553,397)	(86,840)
Total deferred tax liabilities, net.	(354,301)	(553,397)	(86,840)

Deferred tax assets/liabilities, net	—	—	—

*
The Company operates through its PRC subsidiaries and evaluates the potential realization of deferred tax assets on an entity basis. The Group recorded valuation allowances against deferred tax assets of those PRC subsidiaries that are in a three-year cumulative financial loss or had incurred losses since inception as of December 31, 2020 and 2021. In making such determination, the Group also evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

The tax losses in the PRC subsidiaries can be carried forward for five to ten years to offset future taxable income. As of December 31, 2021, the Group had tax loss carried forwards of RMB2,700.3 million (US$423.7 million), which will expire between 2024 to 2029.
The unrecognized tax benefits of the Group as of December 31, 2020 and 2021 are as follows:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(in thousands)
Balance at beginning of the year	593	593	93
Additions	—	117,468	18,433
Decreases	—	—	—
Settlement	—	(593)	(93)

Balance at end of the year	593	117,468	18,433

As of December 31, 2020 and 2021, the Company had recorded unrecognized tax benefit of
RMB0.6 million and RMB117.5 million (US$18.4 million), of which RMB0.6 million and RMB108.1 million (US$17.0 million), respectively, are presented on a net basis against the deferred tax assets related to tax loss carry
 forwards on the consolidated balance sheets. It is possible that the amount of unrecognized tax benefit will further change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this time. As of December 31, 2020 and 2021, there were RMB nil and
RMB9.4
million

(US$1.5

million) of unrecognized tax benefits that, if ultimately recognized, will impact the effective tax rate.
The Company did
no
t record any interest and penalties related to an uncertain tax position for the periods presented.
As of December 31, 2021, the tax years ended December 31, 2018 through period ended December 31, 2021 remain open to examination by the PRC tax authorities.